UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-00116

The Investment Company of America
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Eric A. S. Richards
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

ICA  The Investment Company of America

[photo of a section of the hull of a ship]

Semi-annual report for the six months ended June 30, 2010

ICASM seeks long-term growth of capital and income, placing greater emphasis on the potential for capital appreciation and future dividends than on current yield.

The Investment Company of America® is one of the 30 American Funds. American Funds is one of the nation’s largest mutual fund families. For nearly 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2010:
	1 year	5 years	10 years
Class A shares
Reflecting 5.75% maximum sales charge	3.59%	–1.31%	0.72%

The total annual fund operating expense ratio was 0.66% for Class A shares as of the most recent fiscal year-end.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 20 to 23 for details.

The fund’s 30-day yield for Class A shares as of July 31, 2010, reflecting the 5.75% maximum sales charge and calculated in accordance with the Securities and Exchange Commission formula, was 2.01%.

Results for other share classes can be found on page 28.

Equity investments are subject to market fluctuations. Investing outside the United States may be subject to additional risks such as currency fluctuations, political instability, differing securities regulations and periods of illiquidity. Global diversification can help reduce these risks. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

[photo of a section of the hull of a ship]

Fellow shareholders:

The U.S. economy chugged along during the first six months of the year, despite fears over a growing government deficit, still-high unemployment rates, European sovereign debt worries and a large oil spill in the Gulf of Mexico. These macroeconomic headwinds kept the stock markets in a period of high volatility, at times lifted by confidence in the global recovery and at times retreating sharply.

In this difficult environment, The Investment Company of America posted a decline of 8.7% for the six-month period ended June 30, 2010, with dividends reinvested. This lagged the –6.6% result for the period by the unmanaged Standard & Poor’s 500 Composite Index, a broad measure of the U.S. stock market.

The economy

Economic data pointed to a continuing, albeit moderate, U.S. revival. Industrial production advanced and business inventories moved up. However, retail sales growth slowed and housing dipped. Data on consumer confidence released in June indicated a more careful shopper. The Federal Reserve kept the benchmark federal funds rate steady near zero, amid low inflation and only modest economic growth.

Fears surrounding fiscally overburdened Greece and other European countries hurt equity markets globally in May and June, and threatened to derail the euro zone’s recovery. Meanwhile, growth in emerging markets looked poised to pull back as central banks in China, India and Brazil tightened monetary policy. The high degree of uncertainty was reflected in the markets’ recent volatility. In addition, the U.S. dollar strengthened relative to the euro after years of trending weaker, an indication that markets sought a safer haven amid the global difficulties.

Portfolio review

One of ICA’s largest industry concentrations was energy, making up 10.0% of the fund’s net assets. Many of the stocks in the industry were dragged down by the oil spill in the Gulf of Mexico, one of the worst such disasters in history. ConocoPhillips, the fund’s sixth-largest holding, dropped 3.9%, and Royal Dutch Shell, the eighth-largest holding, fell 16.6%. BP, which operates the leaking well, saw its stock drop 50.4% in the six-month period. BP was not a significant holding in the fund; however, the uncertainty surrounding the crisis had an impact across the industry.

[Begin Sidebar]
Results at a glance
For the six months ended June 30, 2010, with dividends reinvested
	ICA	Standard & Poor’s 500	Lipper Growth &
	(Class A shares)	Composite Index*	Income Funds Index†

Income return	1.00%	0.99%	n/a
Capital return	–9.70%	–7.63%	n/a
Total return	–8.70%	–6.64%	–6.64%

*The S&P 500 is unmanaged and its results do not reflect the effect of sales charges, commissions or expenses.
† Lipper index does not reflect the effect of sales charges.
[End Sidebar]

Holdings in Europe detracted from the fund’s results during the six months, particularly European financial firms, including Banco Santander (–36.0%), BNP Paribas (–32.3%) and Société Générale (–41.2%). ICA may hold up to 15% in companies domiciled outside the United States, and over the past several years this flexibility has helped the fund. However, in the recent period, many companies based in Europe saw their stock prices fall sharply in response to the sovereign debt crisis this spring. ICA held nearly 7% of the fund’s net assets in companies based in France, Germany, Spain and the United Kingdom at the end of the period. Despite the near-term declines, we believe in the long-term strength of these companies, many of which have significant exposure to economies outside Europe.

Other large holdings that hurt the fund included telecommunications provider AT&T (–13.7%), software makers Microsoft (–24.5%) and Oracle (–12.6%), computer maker Hewlett-Packard (–16.0%), and Internet search provider Google (–28.2%).

There were a few bright spots: food products makers Sara Lee (+15.8%) and Kraft Foods (+3.0%) and fast-food retailer McDonald’s (+5.5%). Precious metals mining also contributed, with Newmont Mining up 30.5% and Barrick Gold up 15.3%. The portfolio’s cash and short-term securities position of 7.3% of total net assets was also a help in a declining market.

Looking ahead

The U.S. economy appears to be recovering, although its fragility is evident. There are positive trends, including accommodative monetary policy, few immediate inflationary pressures, and growing business inventories. On the other hand, federal and state debt levels are high and will need to be addressed, unemployment remains elevated and income growth sluggish, and credit markets have been slow to pick up. We expect that it could take some time before a full economic recovery is apparent.

ICA’s investment professionals are optimistic about uncovering solid companies — with good prospects and little debt, as well as efficient cost structures — that are well positioned for the long term. Market volatility can be uncomfortable and alarming for investors, but it can provide great opportunity as the economy rebalances.

We thank you for your continued confidence in our long-term investment philosophy, especially during turbulent times.

Sincerely,

/s/ James B. Lovelace

James B. Lovelace
Vice Chairman

/s/ Donald D. O’Neal

Donald D. O’Neal
President

August 11, 2010

For current information about the fund, visit americanfunds.com.

Summary investment portfolio, June 30, 2010
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Percent
of net
Pie Chart	assets

Information technology	21.26%
Industrials	10.93
Consumer staples	10.81
Energy	10.04
Consumer discretionary	8.95
Other industries	28.26
Convertible securities	0.37
Bonds & notes	2.08
Short-term securities & other assets less liabilities	7.30
[end pie chart]

			Percent
		Value	of net
Common stocks - 89.94%	Shares	(000)	assets

Energy - 10.04%
Baker Hughes Inc.	9,445,000	$392,629	.73%
BP PLC (1)	49,380,000	237,158
BP PLC (ADR)	2,800,000	80,864	.59
Chevron Corp.	6,882,278	467,031	.86
ConocoPhillips	23,270,840	1,142,366	2.11
Royal Dutch Shell PLC, Class A (ADR)	16,470,000	827,123
Royal Dutch Shell PLC, Class B (1)	2,343,265	56,734
Royal Dutch Shell PLC, Class B (ADR)	2,925,498	141,243	1.90
Schlumberger Ltd.	12,724,999	704,201	1.30
Other securities		1,374,985	2.55
		5,424,334	10.04

Materials - 2.79%
Barrick Gold Corp.	7,150,000	324,681	.60
Other securities		1,183,815	2.19
		1,508,496	2.79

Industrials - 10.93%
3M Co.	4,599,265	363,296	.67
Boeing Co.	9,965,000	625,304	1.16
CSX Corp.	11,581,000	574,765	1.06
General Dynamics Corp.	9,985,800	584,768	1.08
General Electric Co.	24,145,000	348,171	.65
Lockheed Martin Corp.	5,575,000	415,337	.77
Union Pacific Corp.	11,204,800	778,846	1.44
United Technologies Corp.	10,840,000	703,624	1.30
Other securities		1,512,588	2.80
		5,906,699	10.93

Consumer discretionary - 8.95%
Home Depot, Inc.	20,520,000	575,996	1.07
McDonald's Corp.	7,150,000	470,970	.87
Target Corp.	12,997,000	639,062	1.18
Time Warner Inc.	13,399,000	387,365	.72
Other securities		2,760,541	5.11
		4,833,934	8.95

Consumer staples - 10.81%
Altria Group, Inc.	21,625,000	433,365	.80
Avon Products, Inc.	14,082,000	373,173	.69
Kraft Foods Inc., Class A	18,609,168	521,057	.96
Molson Coors Brewing Co., Class B	8,010,900	339,342	.63
PepsiCo, Inc.	14,165,000	863,357	1.60
Philip Morris International Inc.	37,955,000	1,739,857	3.22
Other securities		1,569,034	2.91
		5,839,185	10.81

Health care - 7.68%
Abbott Laboratories	14,035,000	656,557	1.21
Boston Scientific Corp. (2)	64,340,000	373,172	.69
Medtronic, Inc.	9,112,500	330,510	.61
Merck & Co., Inc.	43,856,869	1,533,675	2.84
Other securities		1,256,830	2.33
		4,150,744	7.68

Financials - 7.43%
Banco Santander, SA (1)	67,527,912	709,582
Banco Santander, SA (ADR)	11,000,000	115,500	1.53
Bank of America Corp.	48,187,935	692,461	1.28
JPMorgan Chase & Co.	12,860,000	470,805	.87
Wells Fargo & Co.	14,735,000	377,216	.70
Other securities		1,645,520	3.05
		4,011,084	7.43

Information technology - 21.26%
Accenture PLC, Class A	8,324,000	321,723	.60
Cisco Systems, Inc. (2)	14,420,400	307,299	.57
Corning Inc.	25,069,820	404,878	.75
Google Inc., Class A (2)	2,020,530	899,035	1.66
Hewlett-Packard Co.	26,340,000	1,139,995	2.11
Intel Corp.	31,754,700	617,629	1.14
International Business Machines Corp.	5,285,000	652,592	1.21
Microsoft Corp.	86,590,800	1,992,454	3.69
Oracle Corp.	73,660,100	1,580,746	2.93
Texas Instruments Inc.	22,825,000	531,366	.98
Yahoo! Inc. (2)	40,288,200	557,186	1.03
Other securities		2,477,081	4.59
		11,481,984	21.26

Telecommunication services - 5.22%
AT&T Inc.	85,286,900	2,063,090	3.82
Qwest Communications International Inc.	77,980,000	409,395	.76
Other securities		345,502	.64
		2,817,987	5.22

Utilities - 3.23%
Dominion Resources, Inc.	13,123,824	508,417	.94
Public Service Enterprise Group Inc.	10,000,000	313,300	.58
Other securities		922,608	1.71
		1,744,325	3.23

Miscellaneous - 1.60%
Other common stocks in initial period of acquisition		862,298	1.60

Total common stocks (cost: $47,033,176,000)		48,581,070	89.94

			Percent
		Value	of net
Preferred stocks - 0.31%	Shares	(000)	assets

Financials - 0.31%
JPMorgan Chase & Co., Series I, 7.90% (3)	84,861,000	87,755	.16
Other securities		77,976	.15

Total preferred stocks (cost: $132,798,000)		165,731	.31

			Percent
		Value	of net
Warrants - 0.00%		(000)	assets

Financials - 0.00%
Other securities		-	.00

Total warrants (cost: $11,770,000)		-	.00

			Percent
		Value	of net
Convertible securities - 0.37%	Shares	(000)	assets

Other - 0.21%
Fannie Mae, Series 2004-1, 5.375% convertible preferred (2)	820	1,066
Fannie Mae, Series 2008-1, 8.75% noncumulative convertible preferred (2)	1,218,000	633	.00
Other securities		110,627	.21
		112,326	.21

Miscellaneous - 0.16%
Other convertible securities in initial period of acquisition		87,333	.16

Total convertible securities (cost: $616,312,000)		199,659	.37

	Principal		Percent
	amount	Value	of net
Bonds & notes - 2.08%	(000)	(000)	assets

Industrials - 0.20%
CSX Corp. 6.25%-7.375% 2015-2019	$10,215	12,154	.02
Union Pacific Corp. 5.125%-6.125% 2014-2020	21,495	24,197	.05
United Technologies Corp. 4.50% 2020	5,475	5,935	.01
Other securities		62,787	.12
		105,073	.20

Health care - 0.19%
Abbott Laboratories 5.125% 2019	7,500	8,383	.02
Other securities		94,701	.17
		103,084	.19

Financials - 0.18%
Bank of America Corp. 5.625% 2020	12,500	12,623	.02
JPMorgan Chase & Co. 6.00% 2018	5,000	5,530	.01
Other securities		81,045	.15
		99,198	.18

Telecommunication services - 0.08%
AT&T Inc. 4.85%-5.50% 2014-2018	20,000	22,037	.04
Other securities		19,458	.04
		41,495	.08

Mortgage-backed obligations (4) - 0.54%
Fannie Mae 4.00%-6.00% 2023-2040	186,955	199,124	.37
Freddie Mac 5.00%-5.50% 2038	73,132	78,154	.14
Other securities		15,341	.03
		292,619	.54

Bonds & notes of U.S. government & government agencies - 0.45%
Freddie Mac 1.50%-2.125% 2011-2012	11,000	11,256	.02
Other securities		231,602	.43
		242,858	.45
Other - 0.44%
Other securities		239,839	.44

Total bonds & notes (cost: $1,026,331,000)		1,124,166	2.08

	Principal		Percent
	amount	Value	of net
Short-term securities - 7.19%	(000)	(000)	assets

Fannie Mae 0.15%-0.49% due 7/1/2010-4/11/2011	1,203,695	1,202,951	2.22
Freddie Mac 0.175%-0.42% due 7/12/2010-5/3/2011	1,226,485	1,225,884	2.27
Hewlett-Packard Co. 0.13%-0.20% due 7/22-7/27/2010 (5)	253,600	253,573	.47
JPMorgan Chase & Co. 0.23% due 7/12/2010	36,200	36,196	.07
Oracle Corp. 0.25% due 7/13-7/15/2010 (5)	96,700	96,692	.18
PepsiCo Inc. 0.19% due 8/4/2010 (5)	32,000	31,994	.06
Other securities		1,037,228	1.92

Total short-term securities (cost: $3,883,803,000)		3,884,518	7.19

Total investment securities (cost: $52,704,190,000)		53,955,144	99.89
Other assets less liabilities		62,363	.11

Net assets		$54,017,507	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $4,000,464,000, which represented 7.41% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

(2) Security did not produce income during the last 12 months.
(3) Coupon rate may change periodically.
(4) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(5) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $956,579,000, which represented 1.77% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at June 30, 2010	(dollars in thousands)

Assets:
Investment securities, at value (cost: $52,704,190)		$53,955,144
Cash denominated in currencies other than U.S. dollars (cost: $339)		340
Cash		105
Receivables for:
Sales of investments	$217,943
Sales of fund's shares	34,073
Dividends and interest	103,310	355,326
		54,310,915
Liabilities:
Payables for:
Purchases of investments	179,775
Repurchases of fund's shares	74,868
Investment advisory services	11,294
Services provided by affiliates	20,931
Trustees' and advisory board's deferred compensation	6,001
Other	539	293,408
Net assets at June 30, 2010		$54,017,507

Net assets consist of:
Capital paid in on shares of beneficial interest		$54,337,495
Undistributed net investment income		213,189
Accumulated net realized loss		(1,784,023)
Net unrealized appreciation		1,250,846
Net assets at June 30, 2010		$54,017,507

	(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized (2,305,191 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$42,830,447	1,826,808	$23.45
Class B	1,449,433	62,068	23.35
Class C	1,957,382	84,036	23.29
Class F-1	1,221,816	52,184	23.41
Class F-2	518,062	22,100	23.44
Class 529-A	1,108,575	47,343	23.42
Class 529-B	161,990	6,933	23.37
Class 529-C	295,654	12,652	23.37
Class 529-E	46,752	2,000	23.37
Class 529-F-1	21,425	916	23.40
Class R-1	66,444	2,847	23.34
Class R-2	563,303	24,117	23.36
Class R-3	690,610	29,518	23.40
Class R-4	555,007	23,708	23.41
Class R-5	770,373	32,868	23.44
Class R-6	1,760,234	75,093	23.44

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended June 30, 2010	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $22,674)	$807,407
Interest	41,948	$849,355

Fees and expenses*:
Investment advisory services	72,293
Distribution services	85,621
Transfer agent services	30,654
Administrative services	8,705
Reports to shareholders	1,828
Registration statement and prospectus	829
Trustees' and advisory board's compensation	335
Auditing and legal	91
Custodian	644
State and local taxes	492
Other	1,586	203,078
Net investment income		646,277

Net realized gain and unrealized depreciation on investments and currency:
Net realized gain on:
Investments	1,663,104
Currency transactions	429	1,663,533
Net unrealized depreciation on:
Investments	(7,507,354)
Currency translations	(839)	(7,508,193)
Net realized gain and unrealized depreciation on investments and currency		(5,844,660)
Net decrease in net assets resulting from operations		$(5,198,383)

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months ended June 30, 2010*	Year ended December 31, 2009
Operations:
Net investment income	$646,277	$1,224,302
Net realized gain (loss) on investments and currency transactions	1,663,533	(1,814,229)
Net unrealized (depreciation) appreciation on investments and currency translations	(7,508,193)	13,859,597
Net (decrease) increase in net assets resulting from operations	(5,198,383)	13,269,670

Dividends paid to shareholders from net investment income	(586,493)	(1,346,554)

Net capital share transactions	(1,839,233)	(3,397,226)

Total (decrease) increase in net assets	(7,624,109)	8,525,890

Net assets:
Beginning of period	61,641,616	53,115,726
End of period (including undistributed net investment income: $213,189 and $153,405, respectively)	$54,017,507	$61,641,616

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                                  unaudited

1.	Organization

The Investment Company of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital and income, placing greater emphasis on the potential for capital appreciation and future dividends than on current yield. Effective March 1, 2010, the fund reorganized from a Delaware corporation to a Delaware statutory trust in accordance with a proposal approved by shareholders on November 24, 2009.

The fund has 16 share classes consisting of five retail share classes, five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3.	Valuation

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications - The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Energy	$4,911,752	$512,582	*	$-	$5,424,334
Materials	1,379,287	129,209	*	-	1,508,496
Industrials	5,757,703	148,996	*	-	5,906,699
Consumer discretionary	4,376,814	457,120	*	-	4,833,934
Consumer staples	5,839,185	-		-	5,839,185
Health care	3,924,711	226,033	*	-	4,150,744
Financials	2,996,375	1,014,709	*	-	4,011,084
Information technology	10,667,978	814,006	*	-	11,481,984
Telecommunication services	2,710,655	107,332	*	-	2,817,987
Utilities	1,352,323	392,002	*	-	1,744,325
Miscellaneous	663,823	198,475	*	-	862,298
Preferred stocks	-	165,731		-	165,731
Convertible securities	41,067	158,592		-	199,659
Bonds & notes	-	1,124,166		-	1,124,166
Short-term securities	-	3,884,518		-	3,884,518
Total	$44,621,673	$9,333,471		$-	$53,955,144

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $4,000,464,000 of investment securities were classified as Level 2 instead of Level 1.

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

The prices of, and the income generated by, common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Investments in securities issued by entities based outside the U.S. may be subject to the risks described above to a greater extent and may also be affected by currency fluctuation and controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Investments in securities issued by entities domiciled in the U.S. may also be subject to many of these risks.

5.	Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2010, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2007 and by state tax authorities for tax years before 2005.

Non-U.S. taxation – Dividend and interest income is recorded net of non-U.S. taxes paid.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; cost of investments sold; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2009, the components of distributable earnings on a tax basis were as follows:

	(dollars in thousands)
Undistributed ordinary income		$308,383
Capital loss carryforwards*:
Expiring 2016	$(657,170)
Expiring 2017	(2,957,332)	(3,614,502)

*The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

As of June 30, 2010, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$8,614,321
Gross unrealized depreciation on investment securities	(7,345,431)
Net unrealized appreciation on investment securities	1,268,890
Cost of investment securities	52,686,254

Ordinary income distributions paid to shareholders from net investment income were as follows (dollars in thousands):

Share class	Six months ended June 30, 2010	Year ended December 31, 2009
Class A	$480,071	$1,112,521
Class B	10,679	35,814
Class C	13,231	35,279
Class F-1	12,702	26,295
Class F-2	6,294	6,735
Class 529-A	11,843	24,270
Class 529-B	1,073	3,003
Class 529-C	1,890	4,644
Class 529-E	426	934
Class 529-F-1	248	471
Class R-1	438	956
Class R-2	3,700	8,796
Class R-3	6,337	14,242
Class R-4	6,074	12,685
Class R-5	9,639	51,696
Class R-6*	21,848	8,213
Total	$586,493	$1,346,554

*Class R-6 was offered beginning May 1, 2009.

6.	Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.390% on the first $1 billion of daily net assets and decreasing to 0.219% on such assets in excess of $89 billion. For the six months ended June 30, 2010, the investment advisory services fee was $72,293,000, which was equivalent to an annualized rate of 0.241% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted on the following page. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of June 30, 2010, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described below.

Administrative services – The fund has an administrative services agreement with CRMC for all share classes, except Classes A and B, to provide certain services, including transfer agent and recordkeeping services; coordinating, monitoring, assisting and overseeing third-party service providers; and educating advisers and shareholders about the impact of market-related events, tax laws affecting investments, retirement plan restrictions, exchange limitations and other related matters. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described on the previous page for the six months ended June 30, 2010, were as follows (dollars in thousands):

			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$55,137	$29,526	Not applicable	Not applicable	Not applicable
Class B	8,851	1,128	Not applicable	Not applicable	Not applicable
Class C	10,858	Included in administrative services	$1,631	$242	Not applicable
Class F-1	1,559		897	65	Not applicable
Class F-2	Not applicable		356	10	Not applicable
Class 529-A	1,263		549	93	$591
Class 529-B	945		88	29	95
Class 529-C	1,584		148	42	160
Class 529-E	126		24	4	25
Class 529-F-1	-		10	2	11
Class R-1	343		45	11	Not applicable
Class R-2	2,299		453	933	Not applicable
Class R-3	1,888		552	270	Not applicable
Class R-4	768		454	11	Not applicable
Class R-5	Not applicable		451	4	Not applicable
Class R-6	Not applicable		447	2	Not applicable
Total	$85,621	$30,654	$6,105	$1,718	$882

Trustees’ and advisory board’s deferred compensation – Since the adoption of the deferred compensation plan in 1993, trustees and advisory board members who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ and advisory board’s compensation of $335,000, shown on the accompanying financial statements, includes $401,000 in current fees (either paid in cash or deferred) and a net decrease of $66,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

7.	Warrants

As of June 30, 2010, the fund had warrants outstanding which may be exercised at any time for the purchase of 819,437 Class A shares at approximately $5.24 per share. If these warrants had been exercised as of June 30, 2010, the net asset value of Class A shares would have been reduced by less than $0.01 per share.

8.	Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales*		Reinvestments of dividends		Repurchases*		Net (decrease) increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2010
Class A	$1,771,024	68,273	$452,856	17,874	$(3,939,761)	(152,735)	$(1,715,881)	(66,588)
Class B	13,242	515	10,406	412	(437,683)	(16,894)	(414,035)	(15,967)
Class C	119,223	4,629	12,613	501	(207,087)	(8,094)	(75,251)	(2,964)
Class F-1	343,747	13,324	11,665	461	(212,543)	(8,266)	142,869	5,519
Class F-2	93,022	3,634	3,815	150	(57,099)	(2,214)	39,738	1,570
Class 529-A	98,006	3,783	11,841	468	(55,825)	(2,165)	54,022	2,086
Class 529-B	1,854	72	1,073	43	(24,881)	(961)	(21,954)	(846)
Class 529-C	23,145	896	1,890	75	(18,514)	(720)	6,521	251
Class 529-E	3,515	136	426	17	(2,928)	(114)	1,013	39
Class 529-F-1	3,315	129	247	10	(1,663)	(64)	1,899	75
Class R-1	14,377	556	437	17	(7,129)	(278)	7,685	295
Class R-2	82,867	3,213	3,697	147	(83,844)	(3,268)	2,720	92
Class R-3	108,857	4,212	6,336	250	(118,940)	(4,610)	(3,747)	(148)
Class R-4	85,823	3,317	6,070	240	(101,050)	(3,928)	(9,157)	(371)
Class R-5	72,432	2,812	9,565	377	(1,362,038)	(52,147)	(1,280,041)	(48,958)
Class R-6	1,475,851	56,528	21,848	864	(73,333)	(2,867)	1,424,366	54,525
Total net increase
(decrease)	$4,310,300	166,029	$554,785	21,906	$(6,704,318)	(259,325)	$(1,839,233)	(71,390)

Year ended December 31, 2009
Class A	$3,518,129	160,970	$1,039,709	49,310	$(8,226,013)	(380,131)	$(3,668,175)	(169,851)
Class B	61,574	3,016	34,638	1,696	(687,861)	(31,673)	(591,649)	(26,961)
Class C	225,665	10,369	33,440	1,623	(421,934)	(19,789)	(162,829)	(7,797)
Class F-1	373,135	16,530	23,244	1,103	(419,203)	(19,146)	(22,824)	(1,513)
Class F-2	436,097	19,106	4,659	206	(61,811)	(2,749)	378,945	16,563
Class 529-A	147,182	6,639	24,250	1,147	(119,449)	(5,425)	51,983	2,361
Class 529-B	7,435	361	3,001	145	(17,814)	(813)	(7,378)	(307)
Class 529-C	46,212	2,105	4,640	224	(41,148)	(1,861)	9,704	468
Class 529-E	7,228	329	933	44	(5,476)	(248)	2,685	125
Class 529-F-1	6,264	284	470	22	(3,669)	(164)	3,065	142
Class R-1	19,533	891	954	46	(11,671)	(526)	8,816	411
Class R-2	159,857	7,330	8,788	421	(133,396)	(6,118)	35,249	1,633
Class R-3	219,289	9,963	14,229	675	(179,973)	(8,112)	53,545	2,526
Class R-4	495,247	22,370	12,679	580	(317,249)	(13,410)	190,677	9,540
Class R-5	603,306	26,788	51,354	2,450	(777,329)	(36,239)	(122,669)	(7,001)
Class R-6†	457,079	21,079	8,212	342	(21,662)	(853)	443,629	20,568
Total net increase
(decrease)	$6,783,232	308,130	$1,265,200	60,034	$(11,445,658)	(527,257)	$(3,397,226)	(159,093)

*Includes exchanges between share classes of the fund.
†Class R-6 was offered beginning May 1, 2009.

9.	Investment transactions
The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $6,773,934,000 and $8,597,541,000, respectively, during the six months ended June 30, 2010.

Financial highlights(1)

			(Loss) income from investment operations(2)			Dividends and distributions
		Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(3)(4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(4)		Ratio of net income to average net assets(4)

Class A:	Six months ended 6/30/2010(5)	$25.95	$.28	$(2.52)	$(2.24)	$(.26)	$-	$(.26)	$23.45	(8.70)%	$42,831	.62	%(6)	.62	%(6)	2.22	%(6)
	Year ended 12/31/2009	20.96	.52	5.04	5.56	(.57)	-	(.57)	25.95	27.18	49,136	.66		.66		2.32
	Year ended 12/31/2008	32.95	.63	(11.94)	(11.31)	(.68)	-	(.68)	20.96	(34.74)	43,244	.59		.57		2.25
	Year ended 12/31/2007	33.51	.72	1.24	1.96	(.66)	(1.86)	(2.52)	32.95	5.94	73,480	.56		.54		2.05
	Year ended 12/31/2006	31.36	.72	4.23	4.95	(.74)	(2.06)	(2.80)	33.51	15.94	74,181	.57		.54		2.16
	Year ended 12/31/2005	30.75	.64	1.46	2.10	(.68)	(.81)	(1.49)	31.36	6.87	66,959	.57		.55		2.06

Class B:	Six months ended 6/30/2010(5)	25.84	.18	(2.51)	(2.33)	(.16)	-	(.16)	23.35	(9.07)	1,449	1.39	(6)	1.39	(6)	1.44	(6)
	Year ended 12/31/2009	20.87	.35	5.02	5.37	(.40)	-	(.40)	25.84	26.19	2,017	1.43		1.43		1.57
	Year ended 12/31/2008	32.81	.41	(11.89)	(11.48)	(.46)	-	(.46)	20.87	(35.25)	2,191	1.36		1.34		1.48
	Year ended 12/31/2007	33.37	.45	1.24	1.69	(.39)	(1.86)	(2.25)	32.81	5.15	4,138	1.33		1.31		1.28
	Year ended 12/31/2006	31.24	.46	4.21	4.67	(.48)	(2.06)	(2.54)	33.37	15.04	4,222	1.34		1.32		1.38
	Year ended 12/31/2005	30.64	.39	1.46	1.85	(.44)	(.81)	(1.25)	31.24	6.04	3,853	1.35		1.33		1.28

Class C:	Six months ended 6/30/2010(5)	25.78	.18	(2.51)	(2.33)	(.16)	-	(.16)	23.29	(9.10)	1,957	1.43	(6)	1.43	(6)	1.40	(6)
	Year ended 12/31/2009	20.82	.34	5.01	5.35	(.39)	-	(.39)	25.78	26.20	2,243	1.46		1.46		1.53
	Year ended 12/31/2008	32.74	.40	(11.86)	(11.46)	(.46)	-	(.46)	20.82	(35.29)	1,974	1.41		1.38		1.44
	Year ended 12/31/2007	33.31	.43	1.23	1.66	(.37)	(1.86)	(2.23)	32.74	5.08	3,409	1.38		1.36		1.23
	Year ended 12/31/2006	31.18	.44	4.21	4.65	(.46)	(2.06)	(2.52)	33.31	15.00	3,350	1.41		1.38		1.32
	Year ended 12/31/2005	30.59	.37	1.45	1.82	(.42)	(.81)	(1.23)	31.18	5.96	2,929	1.42		1.40		1.21

Class F-1:	Six months ended 6/30/2010(5)	25.92	.28	(2.53)	(2.25)	(.26)	-	(.26)	23.41	(8.77)	1,222	.66	(6)	.66	(6)	2.18	(6)
	Year ended 12/31/2009	20.93	.51	5.05	5.56	(.57)	-	(.57)	25.92	27.21	1,209	.68		.68		2.31
	Year ended 12/31/2008	32.91	.62	(11.93)	(11.31)	(.67)	-	(.67)	20.93	(34.77)	1,009	.62		.60		2.23
	Year ended 12/31/2007	33.48	.70	1.24	1.94	(.65)	(1.86)	(2.51)	32.91	5.87	1,642	.60		.58		2.01
	Year ended 12/31/2006	31.32	.71	4.24	4.95	(.73)	(2.06)	(2.79)	33.48	15.95	1,673	.60		.58		2.12
	Year ended 12/31/2005	30.72	.62	1.45	2.07	(.66)	(.81)	(1.47)	31.32	6.77	1,336	.64		.62		1.99

Class F-2:	Six months ended 6/30/2010(5)	25.95	.31	(2.53)	(2.22)	(.29)	-	(.29)	23.44	(8.64)	518	.39	(6)	.39	(6)	2.45	(6)
	Year ended 12/31/2009	20.96	.56	5.06	5.62	(.63)	-	(.63)	25.95	27.50	533	.42		.42		2.37
	Period from 8/1/2008 to 12/31/2008	28.53	.26	(7.47)	(7.21)	(.36)	-	(.36)	20.96	(25.39)	83	.17		.16		1.24

Class 529-A:	Six months ended 6/30/2010(5)	25.92	.28	(2.52)	(2.24)	(.26)	-	(.26)	23.42	(8.73)	1,109	.68	(6)	.68	(6)	2.15	(6)
	Year ended 12/31/2009	20.93	.50	5.04	5.54	(.55)	-	(.55)	25.92	27.12	1,173	.73		.73		2.24
	Year ended 12/31/2008	32.91	.60	(11.92)	(11.32)	(.66)	-	(.66)	20.93	(34.79)	898	.67		.65		2.19
	Year ended 12/31/2007	33.48	.68	1.24	1.92	(.63)	(1.86)	(2.49)	32.91	5.83	1,311	.65		.63		1.95
	Year ended 12/31/2006	31.33	.69	4.24	4.93	(.72)	(2.06)	(2.78)	33.48	15.87	1,118	.64		.62		2.08
	Year ended 12/31/2005	30.73	.61	1.45	2.06	(.65)	(.81)	(1.46)	31.33	6.74	835	.67		.65		1.96

Class 529-B:	Six months ended 6/30/2010(5)	25.86	.17	(2.51)	(2.34)	(.15)	-	(.15)	23.37	(9.10)	162	1.48	(6)	1.48	(6)	1.35	(6)
	Year ended 12/31/2009	20.89	.32	5.03	5.35	(.38)	-	(.38)	25.86	26.07	201	1.53		1.53		1.45
	Year ended 12/31/2008	32.83	.38	(11.88)	(11.50)	(.44)	-	(.44)	20.89	(35.29)	169	1.47		1.45		1.38
	Year ended 12/31/2007	33.40	.40	1.24	1.64	(.35)	(1.86)	(2.21)	32.83	4.99	261	1.46		1.43		1.15
	Year ended 12/31/2006	31.27	.42	4.21	4.63	(.44)	(2.06)	(2.50)	33.40	14.90	238	1.47		1.45		1.25
	Year ended 12/31/2005	30.67	.35	1.45	1.80	(.39)	(.81)	(1.20)	31.27	5.87	191	1.51		1.49		1.12

Class 529-C:	Six months ended 6/30/2010(5)	25.86	.17	(2.51)	(2.34)	(.15)	-	(.15)	23.37	(9.09)	296	1.47	(6)	1.47	(6)	1.36	(6)
	Year ended 12/31/2009	20.89	.32	5.03	5.35	(.38)	-	(.38)	25.86	26.09	321	1.52		1.52		1.45
	Year ended 12/31/2008	32.84	.38	(11.89)	(11.51)	(.44)	-	(.44)	20.89	(35.31)	249	1.46		1.44		1.39
	Year ended 12/31/2007	33.41	.40	1.24	1.64	(.35)	(1.86)	(2.21)	32.84	4.99	374	1.45		1.43		1.15
	Year ended 12/31/2006	31.27	.42	4.23	4.65	(.45)	(2.06)	(2.51)	33.41	14.94	325	1.46		1.44		1.26
	Year ended 12/31/2005	30.68	.35	1.45	1.80	(.40)	(.81)	(1.21)	31.27	5.85	247	1.50		1.48		1.13

Class 529-E:	Six months ended 6/30/2010(5)	$25.87	$.24	$(2.52)	$(2.28)	$(.22)	$-	$(.22)	$23.37	(8.89)%	$47	.97	%(6)	.97	%(6)	1.87	%(6)
	Year ended 12/31/2009	20.89	.43	5.04	5.47	(.49)	-	(.49)	25.87	26.77	51	1.02		1.02		1.96
	Year ended 12/31/2008	32.85	.52	(11.90)	(11.38)	(.58)	-	(.58)	20.89	(34.98)	38	.96		.94		1.90
	Year ended 12/31/2007	33.42	.58	1.24	1.82	(.53)	(1.86)	(2.39)	32.85	5.52	56	.95		.92		1.66
	Year ended 12/31/2006	31.28	.59	4.23	4.82	(.62)	(2.06)	(2.68)	33.42	15.52	48	.95		.92		1.78
	Year ended 12/31/2005	30.68	.51	1.45	1.96	(.55)	(.81)	(1.36)	31.28	6.42	36	.99		.96		1.65

Class 529-F-1:	Six months ended 6/30/2010(5)	25.90	.30	(2.52)	(2.22)	(.28)	-	(.28)	23.40	(8.65)	21	.47	(6)	.47	(6)	2.37	(6)
	Year ended 12/31/2009	20.92	.55	5.03	5.58	(.60)	-	(.60)	25.90	27.37	22	.52		.52		2.44
	Year ended 12/31/2008	32.90	.66	(11.92)	(11.26)	(.72)	-	(.72)	20.92	(34.66)	15	.46		.44		2.40
	Year ended 12/31/2007	33.47	.75	1.24	1.99	(.70)	(1.86)	(2.56)	32.90	6.05	19	.45		.42		2.15
	Year ended 12/31/2006	31.32	.76	4.23	4.99	(.78)	(2.06)	(2.84)	33.47	16.10	13	.45		.42		2.27
	Year ended 12/31/2005	30.71	.64	1.46	2.10	(.68)	(.81)	(1.49)	31.32	6.87	8	.56		.54		2.07

Class R-1:	Six months ended 6/30/2010(5)	25.83	.18	(2.51)	(2.33)	(.16)	-	(.16)	23.34	(9.07)	67	1.41	(6)	1.41	(6)	1.43	(6)
	Year ended 12/31/2009	20.87	.34	5.02	5.36	(.40)	-	(.40)	25.83	26.18	66	1.44		1.44		1.52
	Year ended 12/31/2008	32.81	.40	(11.88)	(11.48)	(.46)	-	(.46)	20.87	(35.25)	45	1.39		1.36		1.48
	Year ended 12/31/2007	33.39	.42	1.23	1.65	(.37)	(1.86)	(2.23)	32.81	5.06	61	1.40		1.38		1.20
	Year ended 12/31/2006	31.25	.44	4.22	4.66	(.46)	(2.06)	(2.52)	33.39	14.96	49	1.42		1.39		1.31
	Year ended 12/31/2005	30.67	.38	1.44	1.82	(.43)	(.81)	(1.24)	31.25	5.93	29	1.42		1.40		1.22

Class R-2:	Six months ended 6/30/2010(5)	25.85	.18	(2.52)	(2.34)	(.15)	-	(.15)	23.36	(9.08)	563	1.46	(6)	1.46	(6)	1.38	(6)
	Year ended 12/31/2009	20.88	.32	5.03	5.35	(.38)	-	(.38)	25.85	26.08	621	1.52		1.52		1.45
	Year ended 12/31/2008	32.83	.38	(11.89)	(11.51)	(.44)	-	(.44)	20.88	(35.33)	468	1.48		1.46		1.37
	Year ended 12/31/2007	33.40	.42	1.23	1.65	(.36)	(1.86)	(2.22)	32.83	5.04	694	1.44		1.39		1.19
	Year ended 12/31/2006	31.26	.43	4.23	4.66	(.46)	(2.06)	(2.52)	33.40	14.99	625	1.50		1.39		1.31
	Year ended 12/31/2005	30.67	.37	1.45	1.82	(.42)	(.81)	(1.23)	31.26	5.95	479	1.57		1.40		1.21

Class R-3:	Six months ended 6/30/2010(5)	25.90	.24	(2.53)	(2.29)	(.21)	-	(.21)	23.40	(8.88)	691	.97	(6)	.97	(6)	1.86	(6)
	Year ended 12/31/2009	20.92	.44	5.04	5.48	(.50)	-	(.50)	25.90	26.76	768	1.00		1.00		1.97
	Year ended 12/31/2008	32.88	.53	(11.90)	(11.37)	(.59)	-	(.59)	20.92	(34.94)	568	.92		.90		1.91
	Year ended 12/31/2007	33.45	.58	1.24	1.82	(.53)	(1.86)	(2.39)	32.88	5.52	1,032	.94		.92		1.66
	Year ended 12/31/2006	31.30	.59	4.24	4.83	(.62)	(2.06)	(2.68)	33.45	15.54	909	.94		.92		1.78
	Year ended 12/31/2005	30.71	.52	1.45	1.97	(.57)	(.81)	(1.38)	31.30	6.43	666	.95		.93		1.68

Class R-4:	Six months ended 6/30/2010(5)	25.91	.28	(2.53)	(2.25)	(.25)	-	(.25)	23.41	(8.74)	555	.66	(6)	.66	(6)	2.18	(6)
	Year ended 12/31/2009	20.93	.50	5.05	5.55	(.57)	-	(.57)	25.91	27.16	624	.68		.68		2.21
	Year ended 12/31/2008	32.90	.61	(11.91)	(11.30)	(.67)	-	(.67)	20.93	(34.78)	304	.65		.62		2.21
	Year ended 12/31/2007	33.48	.68	1.23	1.91	(.63)	(1.86)	(2.49)	32.90	5.85	419	.65		.63		1.95
	Year ended 12/31/2006	31.32	.69	4.24	4.93	(.71)	(2.06)	(2.77)	33.48	15.90	323	.65		.62		2.07
	Year ended 12/31/2005	30.72	.62	1.45	2.07	(.66)	(.81)	(1.47)	31.32	6.77	236	.65		.63		1.99

Class R-5:	Six months ended 6/30/2010(5)	25.94	.31	(2.52)	(2.21)	(.29)	-	(.29)	23.44	(8.59)	770	.35	(6)	.35	(6)	2.38	(6)
	Year ended 12/31/2009	20.95	.58	5.04	5.62	(.63)	-	(.63)	25.94	27.57	2,123	.38		.38		2.62
	Year ended 12/31/2008	32.95	.69	(11.94)	(11.25)	(.75)	-	(.75)	20.95	(34.60)	1,861	.35		.33		2.52
	Year ended 12/31/2007	33.51	.79	1.25	2.04	(.74)	(1.86)	(2.60)	32.95	6.18	2,307	.35		.33		2.25
	Year ended 12/31/2006	31.35	.79	4.24	5.03	(.81)	(2.06)	(2.87)	33.51	16.22	1,980	.35		.33		2.37
	Year ended 12/31/2005	30.75	.70	1.46	2.16	(.75)	(.81)	(1.56)	31.35	7.06	1,562	.36		.34		2.28

Class R-6:	Six months ended 6/30/2010(5)	25.95	.33	(2.54)	(2.21)	(.30)	-	(.30)	23.44	(8.60)	1,760	.31	(6)	.31	(6)	2.58	(6)
	Period from 5/1/2009 to 12/31/2009	20.70	.40	5.30	5.70	(.45)	-	(.45)	25.95	27.76	534	.33	(6)	.33	(6)	2.52	(6)

	Six months ended June 30,	Year ended December 31
	2010(5)	2009	2008	2007	2006	2005

Portfolio turnover rate for all classes of shares	12%	28%	31%	22%	20%	19%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5)Unaudited.
(6)Annualized.

See Notes to Financial Statements

Expense example
                                                                                                                                            unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010, through June 30, 2010).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 1/1/2010	Ending account value 6/30/2010	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$912.98	$2.94	.62%
Class A -- assumed 5% return	1,000.00	1,021.72	3.11	.62
Class B -- actual return	1,000.00	909.32	6.58	1.39
Class B -- assumed 5% return	1,000.00	1,017.90	6.95	1.39
Class C -- actual return	1,000.00	909.01	6.77	1.43
Class C -- assumed 5% return	1,000.00	1,017.70	7.15	1.43
Class F-1 -- actual return	1,000.00	912.29	3.13	.66
Class F-1 -- assumed 5% return	1,000.00	1,021.52	3.31	.66
Class F-2 -- actual return	1,000.00	913.64	1.85	.39
Class F-2 -- assumed 5% return	1,000.00	1,022.86	1.96	.39
Class 529-A -- actual return	1,000.00	912.68	3.22	.68
Class 529-A -- assumed 5% return	1,000.00	1,021.42	3.41	.68
Class 529-B -- actual return	1,000.00	908.98	7.01	1.48
Class 529-B -- assumed 5% return	1,000.00	1,017.46	7.40	1.48
Class 529-C -- actual return	1,000.00	909.12	6.96	1.47
Class 529-C -- assumed 5% return	1,000.00	1,017.50	7.35	1.47
Class 529-E -- actual return	1,000.00	911.08	4.60	.97
Class 529-E -- assumed 5% return	1,000.00	1,019.98	4.86	.97
Class 529-F-1 -- actual return	1,000.00	913.47	2.23	.47
Class 529-F-1 -- assumed 5% return	1,000.00	1,022.46	2.36	.47
Class R-1 -- actual return	1,000.00	909.35	6.68	1.41
Class R-1 -- assumed 5% return	1,000.00	1,017.80	7.05	1.41
Class R-2 -- actual return	1,000.00	909.19	6.91	1.46
Class R-2 -- assumed 5% return	1,000.00	1,017.55	7.30	1.46
Class R-3 -- actual return	1,000.00	911.17	4.60	.97
Class R-3 -- assumed 5% return	1,000.00	1,019.98	4.86	.97
Class R-4 -- actual return	1,000.00	912.62	3.13	.66
Class R-4 -- assumed 5% return	1,000.00	1,021.52	3.31	.66
Class R-5 -- actual return	1,000.00	914.09	1.66	.35
Class R-5 -- assumed 5% return	1,000.00	1,023.06	1.76	.35
Class R-6 -- actual return	1,000.00	914.02	1.47	.31
Class R-6 -- assumed 5% return	1,000.00	1,023.26	1.56	.31

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional term through March 31, 2011. The board approved the agreement following the recommendation of the fund’s Governance and Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee considered, among other things, the impact of current market conditions on the fund and CRMC. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of pursuing long-term growth of capital and income. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices, in each case as available at the time of the related board and committee meetings. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that the fund’s long-term results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the advisory fees paid by clients of an affiliate of CRMC with investment mandates similar to those of the fund. They noted that, although the fees paid by those clients generally were lower than those paid by the fund, the differences appropriately reflected the significant investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. They noted information previously received regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and the impact of the termination of CRMC’s 10% advisory fee waiver effective December 31, 2008. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Other share class results
unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended June 30, 2010:

			10 years1/
	1 year	5 years	Life of class

Class B shares2
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares are
sold within six years of purchase	4.04%	–1.23%	0.69%
Not reflecting CDSC	9.04	–0.91	0.69

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only if shares
are sold within one year of purchase	7.99	–0.96	1.00
Not reflecting CDSC	8.99	–0.96	1.00

Class F-1 shares3 — first sold 3/15/01
Not reflecting annual asset-based fee charged by
sponsoring firm	9.85	–0.18	1.79

Class F-2 shares3 — first sold 8/1/08
Not reflecting annual asset-based fee charged by
sponsoring firm	10.12	—	–7.07

Class 529-A shares4 — first sold 2/15/02
Reflecting 5.75% maximum sales charge	3.48	–1.38	1.46
Not reflecting maximum sales charge	9.81	–0.21	2.18

Class 529-B shares2,4 — first sold 2/15/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	3.94	–1.34	1.37
Not reflecting CDSC	8.94	–1.02	1.37

Class 529-C shares4 — first sold 2/19/02
Reflecting CDSC, maximum of 1%, payable only if shares
are sold within one year of purchase	7.97	–1.01	1.53
Not reflecting CDSC	8.97	–1.01	1.53

Class 529-E shares3,4 — first sold 3/1/02	9.47	–0.51	1.60

Class 529-F-1 shares3,4 — first sold 9/16/02
Not reflecting annual asset-based fee charged by
sponsoring firm	10.05	–0.01	4.22

1Applicable to Class B shares only. All other share classes reflect results for the life of the class.
2These shares are not available for purchase.
3These shares are sold without any initial or contingent deferred sales charge.
4Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 20 to 23 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, refer to the fund’s prospectus.

Offices

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete June 30, 2010, portfolio of The Investment Company of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Investment Company of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330.  Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The Investment Company of America, but it also may be used as sales literature when preceded or accompanied by the current summary prospectus or prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2010, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

What makes American Funds different?

For nearly 80 years, we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique approach to portfolio management, developed more than 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 26 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
>The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
American Balanced Fund®

•Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market Fund®

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGESR-904-0810P

Litho in USA BBC/ALD/8087-S26162

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

The Investment Company of America®
Investment portfolio

June 30, 2010
unaudited
Common stocks — 89.94%	Shares	Value (000)

ENERGY — 10.04%
Apache Corp.	2,240,000	$188,586
Baker Hughes Inc.	9,445,000	392,629
BP PLC1	49,380,000	237,158
BP PLC (ADR)	2,800,000	80,864
Canadian Natural Resources, Ltd.	1,296,400	43,025
Chevron Corp.	6,882,278	467,031
ConocoPhillips	23,270,840	1,142,366
Devon Energy Corp.	2,690,000	163,875
Diamond Offshore Drilling, Inc.	3,775,000	234,767
Eni SpA1	4,640,000	85,177
Eni SpA (ADR)	770,000	28,143
EOG Resources, Inc.	1,775,000	174,607
Halliburton Co.	800,000	19,640
Hess Corp.	3,228,100	162,503
Marathon Oil Corp.	4,540,000	141,149
Royal Dutch Shell PLC, Class A (ADR)	16,470,000	827,123
Royal Dutch Shell PLC, Class B1	2,343,265	56,734
Royal Dutch Shell PLC, Class B (ADR)	2,925,498	141,243
Schlumberger Ltd.	12,724,999	704,201
TOTAL SA1	3,000,000	133,513
		5,424,334

MATERIALS — 2.79%
Air Products and Chemicals, Inc.	2,508,600	162,582
Akzo Nobel NV1	1,500,000	77,592
Alcoa Inc.	1,676,400	16,865
Barrick Gold Corp.	7,150,000	324,681
Dow Chemical Co.	6,465,000	153,350
E.I. du Pont de Nemours and Co.	2,400,000	83,016
MeadWestvaco Corp.	4,085,000	90,687
Monsanto Co.	5,330,000	246,353
Newmont Mining Corp.	2,290,000	141,385
POSCO1	136,000	51,617
United States Steel Corp.	4,160,000	160,368
		1,508,496

INDUSTRIALS — 10.93%
3M Co.	4,599,265	363,296
Boeing Co.	9,965,000	625,304
CSX Corp.	11,581,000	574,765
Cummins Inc.	1,723,300	112,239
Deere & Co.	2,800,000	155,904
General Dynamics Corp.	9,985,800	584,768
General Electric Co.	24,145,000	348,171
Illinois Tool Works Inc.	6,400,000	264,192
Lockheed Martin Corp.	5,575,000	415,337
Norfolk Southern Corp.	2,673,100	141,808
R.R. Donnelley & Sons Co.	5,100,000	83,487
Raytheon Co.	2,399,800	116,126
Siemens AG1	1,665,000	148,996
Southwest Airlines Co.	13,000,000	144,430
Tyco International Ltd.	2,115,000	74,511
Union Pacific Corp.	11,204,800	778,846
United Parcel Service, Inc., Class B	2,250,000	128,003
United Technologies Corp.	10,840,000	703,624
Waste Management, Inc.	4,566,700	142,892
		5,906,699

CONSUMER DISCRETIONARY — 8.95%
Best Buy Co., Inc.	5,472,300	185,292
Carnival Corp., units	7,794,900	235,718
CBS Corp., Class B	11,500,000	148,695
Comcast Corp., Class A	5,930,271	103,009
Comcast Corp., Class A, special nonvoting shares	2,000,000	32,860
Daimler AG1,2	960,000	48,612
DIRECTV, Class A2	8,255,000	280,010
H&R Block, Inc.	2,315,000	36,322
Home Depot, Inc.	20,520,000	575,996
Honda Motor Co., Ltd.1	6,310,200	183,258
Johnson Controls, Inc.	9,500,000	255,265
Limited Brands, Inc.	6,199,043	136,813
Lowe’s Companies, Inc.	10,500,000	214,410
McDonald’s Corp.	7,150,000	470,970
McGraw-Hill Companies, Inc.	3,750,000	105,525
News Corp., Class A	5,890,000	70,444
Staples, Inc.	13,450,000	256,223
Target Corp.	12,997,000	639,062
Time Warner Cable Inc.	4,662,727	242,835
Time Warner Inc.	13,399,000	387,365
Toyota Motor Corp.1	6,550,000	225,250
		4,833,934

CONSUMER STAPLES — 10.81%
Altria Group, Inc.	21,625,000	433,365
Avon Products, Inc.	14,082,000	373,173
Coca-Cola Co.	2,303,300	115,441
Colgate-Palmolive Co.	1,500,000	118,140
ConAgra Foods, Inc.	5,521,100	128,752
CVS/Caremark Corp.	10,050,000	294,666
General Mills, Inc.	3,920,000	139,238
H.J. Heinz Co.	2,750,000	118,855
Kellogg Co.	1,575,000	79,222
Kimberly-Clark Corp.	1,500,000	90,945
Kraft Foods Inc., Class A	18,609,168	521,057
Molson Coors Brewing Co., Class B	8,010,900	339,342
PepsiCo, Inc.	14,165,000	863,357
Philip Morris International Inc.	37,955,000	1,739,857
Procter & Gamble Co.	2,635,000	158,047
Reynolds American Inc.	666,666	34,747
Sara Lee Corp.	5,000,000	70,500
Sysco Corp.	2,450,000	69,997
Walgreen Co.	5,636,100	150,484
		5,839,185

HEALTH CARE — 7.68%
Abbott Laboratories	14,035,000	656,557
Aetna Inc.	6,975,700	184,019
Amgen Inc.2	1,840,792	96,826
Bayer AG1	950,000	53,005
Boston Scientific Corp.2	64,340,000	373,172
Eli Lilly and Co.	6,295,000	210,882
Johnson & Johnson	3,100,000	183,086
Medtronic, Inc.	9,112,500	330,510
Merck & Co., Inc.	43,856,869	1,533,675
Novartis AG (ADR)	921,556	44,530
Pfizer Inc	7,900,000	112,654
Roche Holding AG1	1,260,000	173,028
UnitedHealth Group Inc.	7,000,000	198,800
		4,150,744

FINANCIALS — 7.43%
American International Group, Inc.2	141,955	4,889
AXA SA1	3,250,000	49,289
Banco Santander, SA1	67,527,912	709,582
Banco Santander, SA (ADR)	11,000,000	115,500
Bank of America Corp.	48,187,935	692,461
Bank of New York Mellon Corp.	10,533,812	260,080
BB&T Corp.	8,018,900	210,977
BNP Paribas SA1	2,200,000	117,468
Capital One Financial Corp.	7,500,000	302,250
Citigroup Inc.2	50,000,000	188,000
HSBC Holdings PLC (ADR)	1,529,416	69,726
HSBC Holdings PLC (United Kingdom)1	4,869,240	44,422
JPMorgan Chase & Co.	12,860,000	470,805
Moody’s Corp.	7,875,800	156,886
PNC Financial Services Group, Inc.	1,200,000	67,800
Société Générale1	2,309,523	93,948
State Street Corp.	2,359,100	79,785
Wells Fargo & Co.	14,735,000	377,216
		4,011,084

INFORMATION TECHNOLOGY — 21.26%
Accenture PLC, Class A	8,324,000	321,723
Analog Devices, Inc.	2,300,000	64,078
Applied Materials, Inc.	20,525,000	246,710
Automatic Data Processing, Inc.	4,023,043	161,968
Canon, Inc.1	770,000	28,708
Cisco Systems, Inc.2	14,420,400	307,299
Corning Inc.	25,069,820	404,878
Flextronics International Ltd.2	16,000,000	89,600
Google Inc., Class A2	2,020,530	899,035
Hewlett-Packard Co.	26,340,000	1,139,995
HTC Corp.1	3,615,000	47,961
Intel Corp.	31,754,700	617,629
International Business Machines Corp.	5,285,000	652,592
KLA-Tencor Corp.	6,726,900	187,546
Linear Technology Corp.	8,320,000	231,379
Maxim Integrated Products, Inc.	6,547,700	109,543
Microsoft Corp.	86,590,800	1,992,454
Nokia Corp.1	24,200,000	197,600
Nokia Corp. (ADR)	5,652,400	46,067
Oracle Corp.	73,660,100	1,580,746
QUALCOMM Inc.	9,135,000	299,993
SAP AG1	3,200,000	142,137
Taiwan Semiconductor Manufacturing Co. Ltd.1	95,036,325	177,708
Telefonaktiebolaget LM Ericsson, Class B1	19,750,000	219,892
Texas Instruments Inc.	22,825,000	531,366
Xilinx, Inc.	8,954,500	226,191
Yahoo! Inc.2	40,288,200	557,186
		11,481,984

TELECOMMUNICATION SERVICES — 5.22%
AT&T Inc.	85,286,900	2,063,090
France Télécom SA1	6,220,000	107,332
Qwest Communications International Inc.	77,980,000	409,395
Verizon Communications Inc.	8,500,000	238,170
		2,817,987

UTILITIES — 3.23%
Dominion Resources, Inc.	13,123,824	508,417
Exelon Corp.	7,610,600	288,974
FirstEnergy Corp.	6,443,500	227,004
GDF SUEZ1	10,860,324	307,267
NextEra Energy, Inc.	300,000	14,628
Public Service Enterprise Group Inc.	10,000,000	313,300
RWE AG1	1,300,000	84,735
		1,744,325

MISCELLANEOUS — 1.60%
Other common stocks in initial period of acquisition		862,298

Total common stocks (cost: $47,033,176,000)		48,581,070

Preferred stocks — 0.31%

FINANCIALS — 0.31%
JPMorgan Chase & Co., Series I, 7.90%3	84,861,000	87,755
PNC Funding Corp., Series II, 6.113%3,4	5,000,000	3,669
PNC Preferred Funding Trust I 6.517%3,4	14,900,000	11,225
PNC Preferred Funding Trust III 8.70%3,4	34,000,000	34,139
Wachovia Capital Trust III 5.80%3	5,525,000	4,448
Wells Fargo & Co., Series K, 7.98%3	23,667,000	24,495

Total preferred stocks (cost: $132,798,000)		165,731

		Value
Warrants — 0.00%	Shares	(000)

FINANCIALS — 0.00%
Washington Mutual, Inc., warrants, expire 20131,2	3,071,428	$—

Total warrants (cost: $11,770,000)		—

	Shares or
Convertible securities — 0.37%	principal amount

CONSUMER DISCRETIONARY — 0.03%
Johnson Controls, Inc. 11.50% convertible preferred 2012, units	106,720	14,568

FINANCIALS — 0.08%
American International Group, Inc. 8.50% convertible preferred 2011, units	4,211,826	40,434
Fannie Mae, Series 2004-1, 5.375% convertible preferred2	820	1,066
Fannie Mae, Series 2008-1, 8.75% noncumulative convertible preferred2	1,218,000	633
		42,133

TELECOMMUNICATION SERVICES — 0.10%
Qwest Communications International Inc. 3.50% convertible debenture 2025	$50,000,000	55,625

MISCELLANEOUS — 0.16%
Other convertible securities in initial period of acquisition		87,333

Total convertible securities (cost: $616,312,000)		199,659

	Principal amount
Bonds & notes — 2.08%	(000)

ENERGY — 0.02%
Apache Corp. 6.90% 2018	$5,000	6,088
Chevron Corp. 4.95% 2019	5,000	5,508
		11,596

MATERIALS — 0.07%
BHP Billiton Finance (USA) Ltd. 5.50% 2014	5,865	6,546
Dow Chemical Co. 8.55% 2019	20,000	24,522
Rio Tinto Finance (USA) Ltd. 9.00% 2019	3,780	4,968
		36,036

INDUSTRIALS — 0.20%
Burlington Northern Santa Fe Corp. 5.75% 2018	10,000	11,249
CSX Corp. 6.25% 2015	5,000	5,756
CSX Corp. 7.375% 2019	5,215	6,398
Honeywell International Inc. 5.00% 2019	8,090	9,057
Lockheed Martin Corp. 4.25% 2019	7,000	7,373
Norfolk Southern Corp. 5.75% 2018	10,000	11,322
PACCAR Inc, Series A, 6.875% 2014	5,000	5,797
Raytheon Co. 4.40% 2020	6,055	6,509
Union Pacific Corp. 5.125% 2014	11,495	12,613
Union Pacific Corp. 6.125% 2020	10,000	11,584
United Technologies Corp. 4.50% 2020	5,475	5,935
Waste Management, Inc. 6.375% 2015	10,000	11,480
		105,073

CONSUMER DISCRETIONARY — 0.20%
Comcast Corp. 6.30% 2017	15,120	17,288
Hasbro, Inc. 6.125% 2014	11,250	11,986
Kohl’s Corp. 6.25% 2017	7,500	8,749
News America Inc. 6.90% 2019	11,315	13,426
Staples, Inc. 9.75% 2014	15,000	18,414
Time Warner Cable Inc. 6.20% 2013	2,845	3,184
Time Warner Cable Inc. 8.25% 2019	15,320	18,871
Time Warner Inc. 5.875% 2016	10,000	11,288
Walt Disney Co. 5.50% 2019	5,000	5,773
		108,979

CONSUMER STAPLES — 0.11%
Altria Group, Inc. 9.25% 2019	10,000	12,501
British American Tobacco International Finance PLC 9.50% 20184	5,000	6,562
Coca-Cola Co. 4.875% 2019	5,000	5,549
ConAgra Foods, Inc. 5.875% 2014	10,000	11,316
CVS Caremark Corp. 6.60% 2019	10,335	12,047
Kraft Foods Inc. 2.625% 2013	5,110	5,211
Tesco PLC 5.50% 20174	5,506	6,129
		59,315

HEALTH CARE — 0.19%
Abbott Laboratories 5.125% 2019	7,500	8,383
Aetna Inc. 5.75% 2011	1,961	2,041
Aetna Inc. 7.875% 2011	865	900
Boston Scientific Corp. 6.00% 2020	4,265	4,242
Cardinal Health, Inc. 5.80% 2016	14,625	16,399
Novartis Securities Investment Ltd. 5.125% 2019	10,000	11,214
Pfizer Inc. 6.20% 2019	10,000	11,905
Roche Holdings Inc. 5.00% 20144	10,000	11,051
Roche Holdings Inc. 6.00% 20194	10,000	11,659
WellPoint, Inc. 5.875% 2017	15,000	16,735
WellPoint, Inc. 7.00% 2019	7,200	8,555
		103,084

FINANCIALS — 0.18%
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	10,000	10,972
Bank of America Corp. 5.625% 2020	12,500	12,623
Boston Properties, Inc. 5.875% 2019	5,000	5,359
Citigroup Inc. 4.75% 2015	2,500	2,501
Citigroup Inc. 6.125% 2017	10,000	10,459
JPMorgan Chase & Co. 6.00% 2018	5,000	5,530
MetLife Global Funding 5.125% 20144	7,000	7,611
Metropolitan Life Global Funding I, 5.125% 20134	3,335	3,609
National City Corp. 5.80% 2017	1,350	1,435
National City Corp. 6.875% 2019	3,050	3,429
Northern Trust Corp. 4.625% 2014	5,650	6,181
PNC Funding Corp. 0.538% 20143	10,000	9,659
Simon Property Group, LP 4.20% 2015	2,600	2,675
Simon Property Group, LP 5.25% 2016	5,875	6,265
Simon Property Group, LP 6.10% 2016	1,625	1,806
Simon Property Group, LP 6.75% 2014	3,000	3,375
SLM Corp., Series A, 5.00% 2013	3,005	2,875
SLM Corp., Series A, 5.125% 2012	1,000	986
SLM Corp., Series A, 5.375% 2013	1,905	1,848
		99,198

INFORMATION TECHNOLOGY — 0.02%
Cisco Systems, Inc. 4.95% 2019	10,000	11,011

TELECOMMUNICATION SERVICES — 0.08%
AT&T Inc. 4.85% 2014	10,000	10,961
AT&T Inc. 5.50% 2018	10,000	11,076
Verizon Communications Inc. 5.55% 2014	10,000	11,221
Vodafone Group PLC 5.625% 2017	7,500	8,237
		41,495

UTILITIES — 0.02%
Jersey Central Power & Light Co. 4.80% 2018	4,000	4,032
PG&E Corp. 5.75% 2014	8,000	8,870
		12,902

MORTGAGE-BACKED OBLIGATIONS5 — 0.54%
Fannie Mae 4.00% 2024	14,213	14,808
Fannie Mae 4.00% 2024	18,210	18,972
Fannie Mae 4.00% 2025	14,495	15,088
Fannie Mae 4.50% 2023	31,619	33,455
Fannie Mae 4.50% 2040	14,794	15,365
Fannie Mae 5.50% 2038	15,350	16,478
Fannie Mae 6.00% 2037	672	731
Fannie Mae 6.00% 2037	69,999	75,982
Fannie Mae 6.00% 2038	7,603	8,245
Freddie Mac 5.00% 2038	23,231	24,598
Freddie Mac 5.50% 2038	49,901	53,556
Government National Mortgage Assn. 3.50% 2039	981	970
Government National Mortgage Assn. 3.50% 2039	1,618	1,600
Government National Mortgage Assn. 3.50% 2039	1,646	1,628
Government National Mortgage Assn. 3.50% 2039	11,269	11,143
		292,619

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 0.45%
Federal Home Loan Bank 0.50% 2011	23,140	23,154
Federal Home Loan Bank 3.625% 2013	50,000	53,572
Freddie Mac 1.50% 2011	1,000	1,006
Freddie Mac 2.125% 2012	10,000	10,250
U.S. Treasury 1.125% 2011	10,000	10,097
U.S. Treasury 1.875% 2014	10,000	10,193
U.S. Treasury 2.25% 2014	5,000	5,160
U.S. Treasury 3.25% 2017	17,000	17,912
U.S. Treasury 3.625% 2020	7,000	7,397
U.S. Treasury 3.875% 2013	10,000	10,804
U.S. Treasury 4.00% 2018	10,000	11,001
U.S. Treasury 4.125% 2015	10,000	11,113
U.S. Treasury 4.25% 2012	13,500	14,599
U.S. Treasury 4.25% 2013	15,000	16,486
U.S. Treasury 4.50% 2039	10,000	11,017
U.S. Treasury 8.00% 2021	20,000	29,097
		242,858

Total bonds & notes (cost: $1,026,331,000)		1,124,166

Short-term securities — 7.19%

Coca-Cola Co. 0.15%–0.30% due 8/3–9/2/20104	208,000	207,937
Emerson Electric Co. 0.17%–0.19% due 7/7–7/23/20104	24,900	24,898
Fannie Mae 0.15%–0.49% due 7/1/2010–4/11/2011	1,203,695	1,202,951
Federal Farm Credit Banks 0.27% due 7/13–8/16/2010	95,000	94,990
Federal Home Loan Bank 0.17%–0.45% due 8/20/2010–6/10/2011	261,700	261,451
Freddie Mac 0.175%–0.42% due 7/12/2010–5/3/2011	1,226,485	1,225,884
General Electric Capital Services, Inc. 0.46% due 9/15/2010	50,000	49,965
Hewlett-Packard Co. 0.13%–0.20% due 7/22–7/27/20104	253,600	253,573
JPMorgan Chase & Co. 0.23% due 7/12/2010	36,200	36,196
NetJets Inc. 0.22% due 8/4/20104	25,000	24,995
Oracle Corp. 0.25% due 7/13–7/15/20104	96,700	96,692
PepsiCo Inc. 0.19% due 8/4/20104	32,000	31,994
Private Export Funding Corp. 0.31% due 9/9/20104	44,400	44,365
Procter & Gamble International Funding S.C.A. 0.18% due 7/2/20104	29,400	29,400
Straight-A Funding LLC 0.40%–0.41% due 8/12–9/8/20104	97,137	97,073
U.S. Treasury Bills 0.19%–0.30% due 8/26–12/9/2010	152,200	152,156
Wal-Mart Stores Inc. 0.15% due 7/8/20104	50,000	49,998

Total short-term securities (cost: $3,883,803,000)		3,884,518

Total investment securities (cost: $52,704,190,000)		53,955,144
Other assets less liabilities		62,363

Net assets		$54,017,507

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $4,000,464,000, which represented 7.41% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2Security did not produce income during the last 12 months.
3Coupon rate may change periodically.
4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $956,579,000, which represented 1.77% of the net assets of the fund.
5Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-904-0810O-S25508

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INVESTMENT COMPANY OF AMERICA

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: August 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: August 31, 2010

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: August 31, 2010